Income tax expense (Details Textual) ¥ in Millions	12 Months Ended
Dec. 31, 2016 CNY (¥)
Special withholding tax rate to which dividends paid by PRC enterprises to their foreign non-resident enterprise investors	10.00%
Operating Loss Carryforwards	¥ 117.0
Operating Loss Carryforwards Expiration Year	The losses carried forward will expire during the period from 2017 to 2021.
Unified statutory income tax rate under current EIT law	25.00%
High And New Technology Enterprise [Member]
A preferential enterprise income tax rate	15.00%
HONG KONG
Corporate Income Tax Rate	16.50%
Special Withholding Tax Rate For Dividends	5.00%